Schedule of Research and Development Costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Share-based compensation	$ 1,100,442		$ 1,618,576
Research and development costs	1,733,555	165,592	2,609,191	314,655
Research and Development Costs [Member]
IfrsStatementLineItems [Line Items]
Clinical Trials and Investigational drug costs	1,022,705	40,933	1,497,780	120,589
Wages and Salaries	524,108	116,632	809,648	178,855
Laboratory Rent	25,800	7,710	55,954	13,493
Licensing			23,582
Supplies	20,762		80,391
Insurance product		317	1,656	1,718
Patents	5,351		5,351
Share-based compensation	134,829		134,829
Research and development costs	$ 1,733,555	$ 165,592	$ 2,609,191	$ 314,655